Events after the reporting period (Details) $ in Thousands, shares in Millions, R$ in Millions						1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 07, 2022 USD ($)	Oct. 28, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 03, 2022 USD ($)	Aug. 10, 2022	Oct. 31, 2022 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Oct. 13, 2022 BRL (R$)	Oct. 03, 2022 BRL (R$)	Mar. 17, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 10, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration							$ 2,729		$ 2,729
Increase (decrease) through share-based payment transactions, equity									10,230	$ 8,706
Borrowings							3,286,862		3,286,862					$ 2,609,090
Repayments of borrowings, classified as financing activities							44,184	$ 46,200	114,211	$ 106,738
Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 280,000		$ 280,000
Bridge Facility | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Calculation period for interest rate basis					5 days
Top of range | Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount															$ 500,000
Top of range | Bridge Facility | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis															6.00%
Bottom of range | Bridge Facility | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis															3.50%
Sao Paulo Cinco Locacao de Torres Ltda (SP5)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of business acquired													100.00%
Consideration													$ 317,188
Performance conditions of share-based payment scheme met | Restricted Stock Units (RSU), Omnibus 2022 employee share-based payment plan
Disclosure of non-adjusting events after reporting period [line items]
Percentage of awards vested						33.30%
Shares issued on vesting of awards in share-based payment arrangements | shares						0.2
Signing of loan agreements | IHS Holding Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Debt term		12 months
Borrowings	$ 370,000
Signing of loan agreements | IHS Holding Term Loan Facility | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		3.75%
Signing of loan agreements | Fiberco Solues de Infraestrutura, credit agreement 1 | CDI
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis				2.45%								2.45%
Calculation period for interest rate basis				252 days
Signing of loan agreements | Fiberco Solues de Infraestrutura, credit agreement 2
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, Number of Tranches			2
Signing of loan agreements | Fiberco Solues de Infraestrutura, credit agreement 2 | CDI
Disclosure of non-adjusting events after reporting period [line items]
Calculation period for interest rate basis			252 days
Signing of loan agreements | Fiberco Solues de Infraestrutura, credit agreement 2, tranche 1 | CDI
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis			2.45%								2.45%
Calculation period for interest rate basis			252 days
Signing of loan agreements | Fiberco Solues de Infraestrutura, credit agreement 2, tranche 2 | CDI
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis			2.50%								2.50%
Signing of loan agreements | Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	280,000
Signing of loan agreements | IHS (Nigeria) Limited credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	$ 75,600
Signing of loan agreements | Top of range | IHS Holding Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 600,000
Signing of loan agreements | Top of range | Fiberco Solues de Infraestrutura, credit agreement 1
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 37,100								R$ 200.0
Signing of loan agreements | Top of range | Fiberco Solues de Infraestrutura, credit agreement 2
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 37,100								R$ 200.0
Percentual commitment fee on undrawn amount			2.15%								2.15%
Signing of loan agreements | Bottom of range | Fiberco Solues de Infraestrutura, credit agreement 2
Disclosure of non-adjusting events after reporting period [line items]
Percentual commitment fee on undrawn amount			2.00%								2.00%